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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         July 20, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]




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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $16,602 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]





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
                                                   FORM 13F INFORMATION TABLE

Column 1                      Column 2 Column 3   Column 4        Column 5        Column 6    Column 7         Column 8
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Pacific Corp.         COM              028740108      457    71000 SH       SOLE                    71000
Becton Dickinson               COM              075887109      537    15000 SH       SOLE                    15000
Berkshire Hathaway Class B     COM              084670207      690      300 SH       SOLE                      300
Broadwing (formerly CSN)       COM              111620100      244    10000 SH       SOLE                    10000
CNA Financial                  COM              126117100     2166    54900 SH       SOLE                    54900
Canadian Pacific Ltd.          COM              135923100      387    10000 SH       SOLE                    10000
Capital Trust                  COM              14052H100      155    24100 SH       SOLE                    24100
Citigroup                      COM              172967101      264     5000 SH       SOLE                     5000
Coastcast                      COM              19057T108      795   100000 SH       SOLE                   100000
Countrywide                    COM              222372104      459    10000 SH       SOLE                    10000
Danielson Holding              COM              236274106      266    59700 SH       SOLE                    59700
Davel                          COM              238341101        7   115000 SH       SOLE                   115000
ECollege.com                   COM              27887E100      118    37700 SH       SOLE                    37700
Gatx Corp                      COM              361448103     1403    35000 SH       SOLE                    35000
Glacier Water Service          COM              376395109      256    28000 SH       SOLE                    28000
Interneuron Pharmaceuticals    COM              460573108      424    50000 SH       SOLE                    50000
Leucadia National              COM              527288104      324    10000 SH       SOLE                    10000
Liberty Media                  COM              001957208      262    15000 SH       SOLE                    15000
Limited                        COM              532716107      413    25000 SH       SOLE                    25000
Lincoln National               COM              534187109      776    15000 SH       SOLE                    15000
MCI - Worldcom                 COM              98157D304      483    30000 SH       SOLE                    30000
Merck Co. Inc.                 COM              589331107      320     5000 SH       SOLE                     5000
Mercury General Corp.          COM              589400100      874    25000 SH       SOLE                    25000
Readers Digest                 COM              755267101      862    30000 SH       SOLE                    30000
Riddell Sports Inc             COM              765670104       77    50000 SH       SOLE                    50000
Royal Carribean                COM              V7780T103      553    25000 SH       SOLE                    25000
Shaw Communications            COM              82028K200      356    15000 SH       SOLE                    15000
Surety Capital                 COM              12612L108      350    25000 SH       SOLE                    25000
T Rowe Price Assoc.            COM              741477103      591    15800 SH       SOLE                    15800
US Bancorp                     COM              902973304      342    15000 SH       SOLE                    15000
USX Marathon Group             COM              902905827      590    20000 SH       SOLE                    20000
Wall Mart                      COM              931142103      293     6000 SH       SOLE                     6000
Young Broadcasting             COM              987434107      504    15000 SH       SOLE                    15000